TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Term Debt [Abstract]
Disclosure of detailed information about components of term debt outstanding [Table Text Block]
(Cdn$ thousands)	December 31, 2022	December 31, 2021
2020 Senior Notes - outstanding principal	120,648	120,648
Principal repayment, net of outstanding PIK interest [1]	(42,414)	23,374
Foreign exchange revaluation [2]	698	(9,275)
Total carrying value of long-term debt	78,932	134,747

1 The Company repaid $78.6 million of principal on its 2020 Senior Notes. The repayment is netted with the accumulated PIK interest of $32.1 million. Total accrued unpaid PIK as at December 31, 2022 is $4.1 million.

2  The term debt is issued in US dollars and is revalued to Canadian dollars at each reporting period, using the period end foreign exchange rate.

Disclosure of detailed information about loss on repayment of Senior Notes [Table Text Block]
(Cdn$ thousands)
Net carrying amount of 2020 Senior Notes, prior to repayment	78,621
Less principal repaid	(78,621)
Transaction costs incurred	(218)
Loss on debt	(218)